MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 3.0%
Integrated Telecommunication Services - 2.0%
Verizon Communications, Inc.	30,515	$1,465,635

Wireless Telecommunication Services - 1.0%
T-Mobile US, Inc.	3,566	697,153
Total Communication Services		2,162,788

Consumer Discretionary - 11.1%
Home Improvement Retail - 4.0%
Home Depot, Inc.	4,465	1,468,092
Lowe's Cos., Inc.	6,142	1,466,648
		2,934,740
Other Specialty Retail - 2.0%
Tractor Supply Co.	41,567	1,459,002

Restaurants - 3.0%
McDonald's Corp.	4,913	1,442,408
Yum! Brands, Inc.	4,411	704,216
		2,146,624
Specialized Consumer Services - 2.1%
ADT, Inc.	198,616	1,495,578
Total Consumer Discretionary		8,035,944

Consumer Staples - 9.0%
Food Distributors - 2.0%
Sysco Corp.	19,496	1,456,546

Household Products - 5.0%
Colgate-Palmolive Co.	16,980	1,449,412
Kimberly-Clark Corp.	7,393	727,693
Procter & Gamble Co.	9,787	1,439,570
		3,616,675
Soft Drinks & Non-alcoholic Beverages - 1.0%
Coca-Cola Co.	9,122	718,449

Tobacco - 1.0%
Philip Morris International, Inc.	4,382	723,337
Total Consumer Staples		6,515,007

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Energy - 3.0%
Integrated Oil & Gas - 2.0%
Chevron Corp.	7,519	$1,453,498

Oil & Gas Refining & Marketing - 1.0%
Valero Energy Corp.	2,835	716,064
Total Energy		2,169,562

Financials - 19.9%
Asset Management & Custody Banks - 2.1%
Blackstone, Inc.	11,820	1,484,356

Consumer Finance - 2.9%
Capital One Financial Corp.	3,719	711,445
Synchrony Financial	18,682	1,423,568
		2,135,013
Diversified Financial Services - 1.0%
Apollo Global Management, Inc.	5,831	750,566

Financial Exchanges & Data - 3.0%
CME Group, Inc.	5,073	1,460,111
MarketAxess Holdings, Inc.	4,608	724,331
		2,184,442
Insurance Brokers - 1.0%
Marsh & McLennan Cos., Inc.	4,213	706,562

Investment Banking & Brokerage - 6.0%
Jefferies Financial Group, Inc.	29,639	1,429,193
Lazard, Inc.	15,072	730,992
Raymond James Financial, Inc.	9,220	1,459,710
Stifel Financial Corp.	9,192	724,422
		4,344,317
Life & Health Insurance - 1.0%
Aflac, Inc.	6,173	701,685

Property & Casualty Insurance - 2.9%
Cincinnati Financial Corp.	4,356	712,642
Fidelity National Financial, Inc.	27,204	1,422,769
		2,135,411
Total Financials		14,442,352

Health Care - 15.1%
Biotechnology - 5.2%
AbbVie, Inc.	7,202	1,521,927

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Amgen, Inc.	4,295	$1,487,144
Gilead Sciences, Inc.	5,586	730,872
		3,739,943
Health Care Equipment - 3.9%
Abbott Laboratories	15,563	1,412,965
Medtronic PLC	17,966	1,454,707
		2,867,672
Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co.	24,801	1,502,693
Merck & Co., Inc.	13,052	1,425,017
Zoetis, Inc.	12,514	1,438,734
		4,366,444
Total Health Care		10,974,059

Industrials - 27.8% (a)
Aerospace & Defense - 4.0%
Lockheed Martin Corp.	2,833	1,467,409
Northrop Grumman Corp.	2,486	1,440,587
		2,907,996
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. - Class B	6,683	727,110

Building Products - 3.9%
A O Smith Corp.	22,350	1,382,124
Allegion PLC	10,200	1,402,296
		2,784,420
Data Processing & Outsourced Services - 3.0%
Broadridge Financial Solutions, Inc.	4,485	690,600
SS&C Technologies Holdings, Inc.	20,823	1,443,034
		2,133,634
Electrical Components & Equipment - 4.0%
Emerson Electric Co.	10,360	1,454,958
Rockwell Automation, Inc.	3,557	1,454,493
		2,909,451
Human Resource & Employment Services - 2.0%
Automatic Data Processing, Inc.	6,713	1,422,753

Industrial Conglomerates - 2.0%
Honeywell International, Inc.	6,862	1,470,733

Industrial Machinery & Supplies & Components - 4.9%
IDEX Corp.	3,193	695,595
Illinois Tool Works, Inc.	5,355	1,381,643

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Otis Worldwide Corp.	18,912	$1,472,867
		3,550,105
Rail Transportation - 1.0%
Union Pacific Corp.	2,724	734,064

Trading Companies & Distributors - 2.0%
Fastenal Co.	32,532	1,461,663
Total Industrials		20,101,929

Information Technology - 4.0%
IT Consulting & Other Services - 2.0%
International Business Machines Corp.	6,252	1,444,087

Systems Software - 2.0%
Gen Digital, Inc.	74,740	1,441,735
Total Information Technology		2,885,822

Materials - 6.9%
Construction Materials - 2.0%
CRH PLC	12,361	1,463,790

Fertilizers & Agricultural Chemicals - 1.9%
CF Industries Holdings, Inc.	11,477	1,425,443

Metal, Glass & Plastic Containers - 1.0%
AptarGroup, Inc.	5,750	711,160

Paper & Plastic Packaging Products & Materials - 2.0%
Avery Dennison Corp.	8,775	1,438,486
Total Materials		5,038,879
TOTAL COMMON STOCKS (Cost $73,882,682)		72,326,342

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.58% (b)	45,011	45,011
TOTAL MONEY MARKET FUNDS (Cost $45,011)		45,011

TOTAL INVESTMENTS - 99.9% (Cost $73,927,693)		$72,371,353
Other Assets in Excess of Liabilities - 0.1%		46,140
TOTAL NET ASSETS - 100.0%		$72,417,493

Percentages are stated as a percent of net assets.

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MARKETDESK FOCUSED U.S. DIVIDEND ETF

Summary of Fair Value Disclosure as of April 30, 2026 (Unaudited)

MarketDesk Focused U.S. Dividend ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$72,326,342	$—	$—	$72,326,342
Money Market Funds	45,011	—	—	45,011
Total Investments	$72,371,353	$—	$—	$72,371,353

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.